Employee Benefit Plans (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Retirement Benefits [Abstract]
Employer contributions to defined benefit pension schemes	$ 200,000	$ 1,000,000	$ 500,000	$ 300,000
Employer contribution (percent)		4.00%
Employer contributions	$ 18,000	$ 200,000	$ 0	$ 0